Significant Accounting Policies - Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted average number of common shares used in computing basic net income per common share	7,087,581	7,281,408	7,383,686
Effect of dilutive stock options		753	108
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,087,581	7,282,160	7,383,794